Other reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Other reserves
25. Other reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve £m	Translation reserve £m	Total other reserves £m
Balance at 1 January 2022	14	(577)	—	227	(336)
Foreign exchange differences on translation of foreign operations	—	—	—	408	408
Loss on net investment hedges	—	—	—	(141)	(141)
Cash flow hedges:
Fair value gain arising on hedging instruments	—	—	38	—	38
Amounts reclassified to profit or loss	—	—	(38)	—	(38)
Share of other comprehensive income of associate undertakings	—	—	—	32	32
Share cancellations	8	—	—	—	8
Recognition and remeasurement of financial instruments	—	102	—	—	102
Share purchases – close period commitments	—	212	—	—	212
Balance at 31 December 2022	22	(263)	—	526	285
Foreign exchange differences on translation of foreign operations	—	—	—	(404)	(404)
Gain on net investment hedges	—	—	—	108	108
Cash flow hedges:
Fair value loss arising on hedging instruments	—	—	(43)	—	(43)
Amounts reclassified to profit or loss	—	—	44	—	44
Share of other comprehensive income of associate undertakings	—	—	—	(1)	(1)
Recognition/derecognition of liabilities in respect of put options	—	198	—	—	198
Balance at 31 December 2023	22	(65)	1	229	187
Foreign exchange differences on translation of foreign operations	—	—	—	(70)	(70)
Loss on net investment hedges	—	—	—	(3)	(3)
Cash flow hedges:
Fair value loss arising on hedging instruments	—	—	(35)	—	(35)
Amounts reclassified to profit or loss	—	—	58	—	58
Cost of hedging	—	—	(8)	—	(8)
Share cancellations	5	—	—	—	5
Net movement in own shares held by ESOP Trusts	—	—	—	(8)	(8)
Recognition/derecognition of liabilities in respect of put options	—	25	—	—	25
Balance at 31 December 2024	27	(40)	16	148	151
The capital redemption reserve relates entirely to share cancellations.
The equity reserve primarily relates to the recognition/derecognition of liabilities in respect of put option agreements entered into by the Group as part of a business combination that allows non-controlling shareholders to sell their shares to the Group in the future. During 2023, the Company sold a portion of its ownership of FGS to KKR. As part of this transaction the previous put option granted to management shareholders was derecognised. During 2021, the Company entered into an agreement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was also recognised as a movement in the equity reserve in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
The hedging reserve comprises the effective portion of the cumulative net change in fair value of cash flow hedges less amounts reclassified to profit or loss.
The translation reserve contains the accumulated gains/(losses) on currency translation of foreign operations arising on consolidation.
The translation reserve comprises:

	2024 £m	2023 £m	2022 £m
Balance relating to continuing net investment hedges	(86)	(53)	(144)
Balance relating to discontinued net investment hedges	(38)	(68)	(85)
Balance relating to foreign exchange differences on translation of foreign operations	272	350	755
	148	229	526